AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 93.8%
Communication Services - 1.0%
Reading International, Inc., Class A (United States)*	225,000	$740,250
Consumer Discretionary - 17.5%
America's Car-Mart, Inc. (United States)*,1	25,000	1,525,500
B&S Group, S.A.R.L. (Luxembourg)[2]	685,000	3,012,630
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	62,500	507,009
Legacy Housing Corp. (United States)*	235,000	4,030,250
Texhong Textile Group, Ltd. (Hong Kong)	5,000,000	3,405,557

Total Consumer Discretionary		12,480,946
Consumer Staples - 9.9%
Cosco Capital, Inc. (Philippines)	5,591,000	375,032
Delfi, Ltd. (Singapore)	4,450,000	2,208,836
Italian Wine Brands S.P.A (Italy)	121,296	2,539,901
Naked Wines PLC (United Kingdom)*	1,350,000	1,252,786
NeoPharm Co., Ltd. (South Korea)	57,057	667,562

Total Consumer Staples		7,044,117
Energy - 21.3%
Amplify Energy Corp. (United States)*	220,000	1,445,400
Arrow Exploration Corp. (Canada)*	2,900,000	523,661
Evolution Petroleum Corp. (United States)	170,000	1,183,200
Hargreaves Services PLC (United Kingdom)	365,000	1,406,016
Hemisphere Energy Corp. (Canada)	818,800	818,000
Horizon Oil, Ltd. (Australia)*	19,500,000	1,843,697
Pardee Resources Co., Inc. (United States)	4,585	1,182,930
Total Energy Services, Inc. (Canada)	1,461,700	6,835,764

Total Energy		15,238,668
Financials - 10.0%
Omni Bridgeway, Ltd. (Australia)*	3,000,000	7,167,887
Health Care - 0.8%
WIN-Partners Co., Ltd. (Japan)	84,600	553,377
Industrials - 20.0%
AMERCO (United States)	8,400	4,277,448
Boustead Singapore, Ltd. (Singapore)	1,793,600	961,582
CB Industrial Product Holding Bhd (Malaysia)	2,580,800	598,856
Compagnie de L'Odet SA (France)	1,101	1,237,621
GrafTech International, Ltd. (United States)	55,000	237,050
Komelon Corp. (South Korea)	55,000	342,759
Macfarlane Group PLC (United Kingdom)	925,000	929,528
Maezawa Industries, Inc. (Japan)	175,000	758,358
Mitani Corp. (Japan)	43,500	417,082
Ocean Wilsons Holdings, Ltd. (Bermuda)[1]	155,539	1,441,436
	Shares	Value

Sam Yung Trading Co., Ltd. (South Korea)	155,640	$1,361,758
Sekisui Jushi Corp. (Japan)	100,000	1,138,650
Sinko Industries, Ltd. (Japan)	53,000	544,532

Total Industrials		14,246,660
Information Technology - 1.4%
Bixolon Co., Ltd. (South Korea)	120,000	713,274
Ifis Japan, Ltd. (Japan)	71,000	289,412

Total Information Technology		1,002,686
Materials - 11.3%
Amerigo Resources, Ltd. (Canada)	1,475,000	1,035,762
Brickability Group PLC (United Kingdom)	4,800,000	3,965,986
KISCO Holdings Co., Ltd. (South Korea)	101,000	870,359
Master Drilling Group, Ltd. (South Africa)	700,000	571,989
Okamoto Industries, Inc. (Japan)	34,000	835,135
Pumtech Korea Co., Ltd. (South Korea)	33,000	361,783
SK Kaken Co., Ltd. (Japan)	1,600	423,962

Total Materials		8,064,976
Utilities - 0.6%
Maxim Power Corp. (Canada)*	140,000	413,508

Total Common Stocks (Cost $71,351,165)		66,953,075
Preferred Stock - 1.1%
Information Technology - 1.1%
Samsung Electronics Co., Ltd., 2.100% (South Korea)	24,000	779,590

Total Preferred Stock (Cost $398,488)		779,590

Principal Amount
Short-Term Investments - 4.9%
Joint Repurchase Agreements - 0.4%[3]
JP Morgan Securities LLC, dated 09/30/22, due 10/03/22, 2.970% total to be received $309,378 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.250% - 3.875%, 09/30/23 - 09/30/29, totaling $315,487)	$309,301	309,301

	Shares
Other Investment Companies - 4.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%[4]	2,134,384	2,134,384
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.75%[4]	1,081,665	1,081,665

Total Other Investment Companies		3,216,049

Total Short-Term Investments (Cost $3,525,350)		3,525,350

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 99.8% (Cost $75,275,003)	$71,258,015
Other Assets, less Liabilities - 0.2%	148,669
Net Assets - 100.0%	$71,406,684

*	Non-income producing security.
[1]	Some of these securities, amounting to $383,566 or 0.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $3,012,630 or 4.2% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Energy	$12,871,310	$2,367,358	—	$15,238,668
Industrials	7,847,044	6,399,616	—	14,246,660
Consumer Discretionary	5,555,750	6,925,196	—	12,480,946
Materials	5,573,737	2,491,239	—	8,064,976
Financials	—	7,167,887	—	7,167,887
Consumer Staples	—	7,044,117	—	7,044,117
Information Technology	—	1,002,686	—	1,002,686
Communication Services	740,250	—	—	740,250
Health Care	—	553,377	—	553,377
Utilities	413,508	—	—	413,508
Preferred Stock†	—	779,590	—	779,590
Short-Term Investments
Joint Repurchase Agreements	—	309,301	—	309,301
Other Investment Companies	3,216,049	—	—	3,216,049
Total Investments in Securities	$36,217,648	$35,040,367	—	$71,258,015

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2022, was as follows:
Country	% of Long-Term Investments
Australia	13.3
Bermuda	2.1
Canada	14.2
France	1.8
Hong Kong	5.0
Italy	3.8
Japan	7.3
Luxembourg	4.4
Malaysia	0.9
Philippines	0.6
Singapore	4.7
South Africa	0.8
South Korea	8.3
United Kingdom	11.2
United States	21.6
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$383,566	$309,301	$88,884	$398,185
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-5.000%	10/31/22-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.